Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets amortization expense recognized	¥ 9,604	¥ 9,812	¥ 7,433